Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits

	As at March 31
Particulars	2022	2023
Net defined benefit liability	7,258	7,090
Other long term employee benefit (liability for compensated absences)	1,828	1,796
Total employee benefit liabilities	9,086	8,886

	As at March 31
Particulars	2022	2023
Present value of unfunded obligation	7,258	7,090
Total	7,258	7,090

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2022	2023	2022	2023	2022	2023
Balance as at April 1	6,490	7,457	(641)	(199)	5,849	7,258
Acquired through business combination (refer note 7(b) and 7 (c))	—	115	—	—	—	115
Included in profit or loss
Current service cost	1,083	1,133	—	—	1,083	1,133
Interest cost (income)	329	394	(23)	(11)	306	383
	1,412	1,527	(23)	(11)	1,389	1,516
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	—	(9)	—	—	—	(9)
-financial assumptions	(155)	(327)	—	—	(155)	(327)
-experience adjustment	616	(130)	—	—	616	(130)
-Return on plan assets excluding interest income	—	—	(35)	(2)	(35)	(2)
	461	(466)	(35)	(2)	426	(468)
Effects of movement in foreign exchange rates	(231)	(609)	14	15	(217)	(594)
Other
Contribution by employer	—	—	(2)	(1)	(2)	(1)
Liquidation of plan assets*	—	—	229	—	229	—
Benefits paid	(675)	(779)	259	43	(416)	(736)
Balance as at March 31	7,457	7,245	(199)	(155)	7,258	7,090

* Note: On March 17, 2022, the Company has surrendered its plan assets held in Ibibo. The surrender value as at the date of the event has been returned to the Company.

	As at March 31
Particulars	2022	2023
Present value of defined benefit obligation	7,457	7,245
Less: fair value of plan assets	(199)	(155)
Net defined benefit liability	7,258	7,090

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2022	2023
Discount rate (per annum)	5.80%-6.70%	7.00%-7.20%
Future salary growth (per annum)	5.00%-11.00%	5.00%-11.00%
Withdrawal rate	10.00%-25.00%	5.00%-25.00%
Retirement age (years)	58-60	58-65

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2022		For the year ended March 31, 2023
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(287)	312	(269)	292
Future salary growth (1% movement)	307	(291)	281	(266)
Withdrawal rates (10% movement)	(611)	1,120	(514)	883

Disclosure of Plan Assets	Plan assets comprise the following:

	As at March 31
Particulars	2022	2023
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	G. Expected benefit payments for the year ending:

Amount
March 31, 2024	1,605
March 31, 2025	1,502
March 31, 2026	1,476
March 31, 2027	1,558
March 31, 2028	1,890
Thereafter	6,773